Income Taxes - Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Inventories	$ 104	$ 108
Warranty and campaigns	192	202
Allowance for credit losses	163	184
Marketing and sales incentive programs	268	259
Other risk and future charges reserve	273	312
Pension, postretirement and postemployment benefits	237	408
Measurement of derivative financial instruments	16	1
Research and development costs	420	458
Other reserves	377	394
Tax credits and loss carry forwards	616	684
Less: Valuation allowances	(1,626)	(1,762)
Total deferred tax assets	1,040	1,248
Deferred tax liabilities:
Property, plant and equipment	357	295
Other	206	195
Total deferred tax liabilities	563	490
Net deferred tax assets	$ 477	$ 758